Consolidated Statement of Changes in Equity - EUR (€) € in Thousands		Subscribed capital	Share premium	Other capital reserves	Treasury shares	Retained Earnings [Member]	Currency translation reserve	Remeasurement of defined pension benefit obligation	Total
Retrospective application of stock split		€ 24,278	€ (24,278)
January 1, 2019, as adjusted		24,332	65,382			€ (54,192)			€ 35,522
Beginning balance at Dec. 31, 2018		54	89,660			(54,192)			35,522
Profit (Loss) for the period						(63,479)			(63,479)	[1]
Other comprehensive income and expenses							€ 3	€ (114)	(111)
Total comprehensive income (loss)						(63,479)	3	(114)	(63,590)
Convertible loans				€ 3,981					3,981
Increase in share capital		128	(128)						0
Ending balance at Dec. 31, 2019		24,460	65,254	3,981		(117,671)	3	(114)	(24,087)
Profit (Loss) for the period						(188,427)			(188,427)	[1]
Other comprehensive income and expenses							36	(44)	(8)
Total comprehensive income (loss)						(188,427)	36	(44)	(188,435)
Share-based payments				71,990					71,990
Convertible loans		2,299	65,824	34,084					102,207
Share buy-back			(738)		€ (25)				(763)
Increase in share capital	[2]	2,791	94,019						96,810
Ending balance at Dec. 31, 2020		29,550	224,359	110,055	(25)	(306,098)	39	(158)	57,722
Profit (Loss) for the period						(411,036)			(411,036)
Other comprehensive income and expenses							44	162	206
Total comprehensive income (loss)						(411,036)	44	162	(410,830)
Share-based payments				53,350					53,350
Convertible loans		2,464	127,813	(34,084)					96,193
Share buy-back			45		(45)
Reorganization	[2]	2,724	51,116	111,109	(81)				164,868
Increase in share capital		5,400	375,808						381,208
Ending balance at Dec. 31, 2021		€ 40,138	€ 779,141	€ 240,430	€ (151)	€ (717,134)	€ 83	€ 4	€ 342,511

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.
[2]	Net of transaction cost. Refer to note 21.